Securitizations and Variable Interest Entities - Fair value of retained interests (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2016	Mar. 31, 2016
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	¥ 271	¥ 200
Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	271	197
Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests		0
CMBS and RMBS
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	0	3
Level 1 [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 1 [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 1 [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 1 [Member] | CMBS and RMBS
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 2 [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	271	200
Level 2 [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	271	197
Level 2 [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 2 [Member] | CMBS and RMBS
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	0	3
Level 3 [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	0	0
Level 3 [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 3 [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests		0
Level 3 [Member] | CMBS and RMBS
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	0	0
Investment grade [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	271	197
Investment grade [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	271	197
Investment grade [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Investment grade [Member] | CMBS and RMBS
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	0	0
Other [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	0	3
Other [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Other [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests		0
Other [Member] | CMBS and RMBS
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	¥ 0	¥ 3